Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

(9) Accumulated Other Comprehensive Income (Loss)

The following tables present the changes in the Company’s AOCI (loss) by component for the three and nine months ended September 30, 2015:

Puget Energy Changes in AOCI, net of tax (Dollars in Thousands)	Net unrealized gain (loss) and prior service cost on pension plans	Net unrealized gain (loss) on energy derivative instruments	Total
Balance at June 30, 2015	$(34,854)	$—	$(34,854)

Other comprehensive income (loss) before reclassifications	—	—	—
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	562	—	562

Net current-period other comprehensive income (loss)	562	—	562

Balance at September 30, 2015	$(34,292)	$—	$(34,292)

Puget Energy Changes in AOCI, net of tax (Dollars in Thousands)	Net unrealized gain (loss) and prior service cost on pension plans	Net unrealized gain (loss) on energy derivative instruments	Total
Balance at December 31, 2014	$(36,710)	$(333)	$(37,043)

Other comprehensive income (loss) before reclassifications	696	—	696
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	1,722	333	2,055

Net current-period other comprehensive income (loss)	2,418	333	2,751

Balance at September 30, 2015	$(34,292)	$—	$(34,292)

Puget Sound Energy Changes in AOCI, net of tax (Dollars in Thousands)	Net unrealized gain (loss) and prior service cost on pension plans	Net unrealized gain (loss) on energy derivative instruments	Net unrealized gain (loss) on treasury interest rate swaps	Total
Balance at June 30, 2015	$(156,806)	$—	$(5,832)	$(162,638)

Other comprehensive income (loss) before reclassifications	—	—	—	—
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	3,370	—	79	3,449

Net current-period other comprehensive income (loss)	3,370	—	79	3,449

Balance at September 30, 2015	$(153,436)	$—	$(5,753)	$(159,189)

Puget Sound Energy Changes in AOCI, net of tax (Dollars in Thousands)	Net unrealized gain (loss) and prior service cost on pension plans	Net unrealized gain (loss) on energy derivative instruments	Net unrealized gain (loss) on treasury interest rate swaps	Total
Balance at December 31, 2014	$(164,281)	$(686)	$(5,990)	$(170,957)

Other comprehensive income (loss) before reclassifications	712	—	—	712
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	10,133	686	237	11,056
Net current-period other comprehensive income (loss)	10,845	686	237	11,768

Balance at September 30, 2015	$(153,436)	$—	$(5,753)	$(159,189)

Details about these reclassifications out of AOCI for the three and nine months ended September 30, 2015, and 2014, are as follows:

Puget Energy (Dollars in Thousands) Details about accumulated other comprehensive income (loss) components	Affected line item in the statement where net income (loss) is presented	Three Months Ended September 30,		Nine Months Ended September 30,
		2015	2014	2015	2014
		Amount reclassified from accumulated other comprehensive income (loss)
Net unrealized gain (loss) and prior service cost on pension plans:
Amortization of prior service cost	(a)	$484	$483	$1,452	$1,452
Amortization of net gain (loss)	(a)	(1,349)	—	(5,172)	(388)

	Total before tax	(865)	483	(3,720)	1,064
	Tax (expense) or benefit	303	(169)	1,302	(703)

	Net of Tax	$(562)	$314	$(2,418)	$361

Net unrealized gain (loss) on energy derivative instruments:
Commodity contracts: electric derivatives	Purchased electricity	—	—	(512)	(534)
	Tax (expense) or benefit	—	—	179	187

	Net of Tax	$—	$—	$(333)	$(347)

Net unrealized gain (loss) on interest rate swaps:
Interest rate contracts	Interest expense	—	—	—	(144)
	Tax (expense) or benefit	—	—	—	50

	Net of Tax	$—	$—	$—	$(94)

Total reclassification for the period	Net of Tax	$(562)	$314	$(2,751)	$(80)

(a)	These AOCI components are included in the computation of net periodic pension cost (see Note 5 for additional details).

Puget Sound Energy (Dollars in Thousands) Details about accumulated other comprehensive income (loss) components	Affected line item in the statement where net income (loss) is presented	Three Months Ended September 30,		Nine Months Ended September 30,
		2015	2014	2015	2014
		Amount reclassified from accumulated other comprehensive income (loss)
Net unrealized gain (loss) and prior service cost on pension plans:
Amortization of prior service cost	(a)	$383	$381	$1,145	$1,143
Amortization of net gain (loss)	(a)	(5,568)	(3,488)	(17,830)	(10,463)

	Total before tax	(5,185)	(3,107)	(16,685)	(9,320)
	Tax (expense) or benefit	1,815	1,227	5,840	3,070

	Net of Tax	$(3,370)	$(1,880)	$(10,845)	$(6,250)

Net unrealized gain (loss) on energy derivative instruments:
Commodity contracts: electric derivatives	Purchased electricity	—	—	(1,055)	(1,104)
	Tax (expense) or benefit	—	—	369	386

	Net of Tax	$—	$—	$(686)	$(718)

Net unrealized gain (loss) on treasury interest rate swaps:
Interest rate contracts	Interest expense	(122)	(122)	(366)	(366)
	Tax (expense) or benefit	43	43	129	129

	Net of Tax	$(79)	$(79)	$(237)	$(237)

Total reclassification for the period	Net of Tax	$(3,449)	$(1,959)	$(11,768)	$(7,205)

(a)	These AOCI components are included in the computation of net periodic pension cost (see Note 5 for additional details).

(18) Accumulated Other Comprehensive Income (Loss)

The following tables present the changes in the Company’s accumulated other comprehensive income (loss) (AOCI) by component for the years ended December 31, 2014, 2013 and 2012, respectively.

Puget Energy Changes in AOCI, net of tax (Dollars in Thousands)	Net unrealized gain (loss) and prior service cost on pension plans	Net unrealized gain (loss) on energy derivative instruments	Net unrealized gain (loss) on interest rate swaps	Total
Balance at December 31, 2011	$(15,195)	$(1,113)	$(14,599)	$(30,907)

Other comprehensive income (loss) before reclassifications	(13,574)	—	—	(13,574)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(296)	371	11,577	11,652

Net current-period other comprehensive income (loss)	(13,870)	371	11,577	(1,922)

Balance at December 31, 2012	$(29,065)	$(742)	$(3,022)	$(32,829)

Other comprehensive income (loss) before reclassifications	76,004	—	—	76,004
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	1,575	37	2,928	4,540

Net current-period other comprehensive income (loss)	77,579	37	2,928	80,544

Balance at December 31, 2013	$48,514	$(705)	$(94)	$47,715

Other comprehensive income (loss) before reclassifications	(84,301)	—	—	(84,301)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(923)	372	94	(457)

Net current-period other comprehensive income (loss)	(85,224)	372	94	(84,758)

Balance at December 31, 2014	$(36,710)	$(333)	$—	$(37,043)

Puget Sound Energy Changes in AOCI, net of tax (Dollars in Thousands)	Net unrealized gain (loss) and prior service cost on pension plans	Net unrealized gain (loss) on energy derivative instruments	Net unrealized gain (loss) on treasury interest rate swaps	Total
Balance at December 31, 2011	$(168,704)	$(12,934)	$(6,941)	$(188,579)

Other comprehensive income (loss) before reclassifications	(17,049)	—	—	(17,049)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	9,755	8,358	317	18,430

Net current-period other comprehensive income (loss)	(7,294)	8,358	317	1,381

Balance at December 31, 2012	$(175,998)	$(4,576)	$(6,624)	$(187,198)

Other comprehensive income (loss) before reclassifications	74,969	—	—	74,969
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	13,624	2,549	317	16,490

Net current-period other comprehensive income (loss)	88,593	2,549	317	91,459

Balance at December 31, 2013	$(87,405)	$(2,027)	$(6,307)	$(95,739)

Other comprehensive income (loss) before reclassifications	(84,955)	—	—	(84,955)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	8,079	1,341	317	9,737

Net current-period other comprehensive income (loss)	(76,876)	1,341	317	(75,218)

Balance at December 31, 2014	$(164,281)	$(686)	$(5,990)	$(170,957)

Details about these reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2014, 2013 and 2012, respectively, are as follows:

Puget Energy (Dollars in Thousands) Details about accumulated other comprehensive income (loss) components	Affected line item in the statement where net income (loss) is presented	Amount reclassified from accumulated other comprehensive income (loss)
		2014	2013	2012
Net unrealized gain (loss) and prior service cost on pension plans:
Amortization of prior service cost	(a)	1,938	1,997	1,980
Amortization of net gain (loss)	(a)	(519)	(4,420)	(1,524)

	Total before tax	1,419	(2,423)	456
	Tax (expense) or benefit	(496)	848	(160)

	Net of Tax	$923	$(1,575)	$296

Net unrealized gain (loss) on energy derivative instruments:
Commodity contracts: Electric derivatives	Electric generation fuel	—	—	100
	Purchased electricity	(572)	(57)	(671)

	Total before tax	(572)	(57)	(571)
	Tax (expense) or benefit	200	20	200

	Net of Tax	$(372)	$(37)	$(371)

Net unrealized gain (loss) on interest rate swaps:
Interest rate contracts	Interest expense	$(144)	$(4,505)	$(17,811)
	Tax (expense) or benefit	50	1,577	6,234

	Net of Tax	$(94)	$(2,928)	$(11,577)

Total reclassification for the period	Net of Tax	$457	$(4,540)	$(11,652)

(a)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost (see Note 12 for additional details).

Puget Sound Energy (Dollars in Thousands) Details about accumulated other comprehensive income (loss) components	Affected line item in the statement where net income (loss) is presented	Amount reclassified from accumulated other comprehensive income (loss)
		2014	2013	2012
Net unrealized gain (loss) and prior service cost on pension plans:
Amortization of prior service cost	(a)	$1,526	$1,559	$1,245
Amortization of net gain (loss)	(a)	(13,954)	(22,519)	(16,203)
Amortization of transition obligation	(a)	—	—	(50)

	Total before tax	(12,428)	(20,960)	(15,008)
	Tax (expense) or benefit	4,349	7,336	5,253

	Net of tax	$(8,079)	$(13,624)	$(9,755)

Net unrealized gain (loss) on energy derivative instruments:
Commodity contracts:
Electric derivatives	Electric generation fuel	—	—	97
	Purchased electricity	(2,063)	(3,922)	(12,955)

	Total before tax	(2,063)	(3,922)	(12,858)
	Tax (expense) or benefit	722	1,373	4,500

	Net of Tax	$(1,341)	$(2,549)	$(8,358)

Net unrealized gain (loss) on treasury interest rate swaps:
Interest rate contracts	Interest expense	(488)	(488)	(488)
	Tax (expense) or benefit	171	171	171

	Net of Tax	$(317)	$(317)	$(317)

Total reclassification for the period	Net of Tax	$(9,737)	$(16,490)	$(18,430)

(a)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost (see Note 12 for additional details).